NOTES PAYABLE (Details Narrative) - USD ($)			1 Months Ended
	Sep. 02, 2021	May 14, 2019	Apr. 30, 2020
NOTE PAYABLE
Forgiveness loan amount	$ 105,868
Interest rates			0.98%
Maturity date			Apr. 23, 2022
Outstanding balance		$ 152,500	$ 201,352